CONVERTIBLE NOTES PAYABLE – SHORT TERM (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended			12 Months Ended
	Nov. 14, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Warrants issued	607,229
Marketable securities received			$ 11,946	$ 302,116		$ 302,116	$ 818,365
Note issuance costs			335,877
Accrued interest						1,074,611	239,673
Note issuance costs amortized to expense			95,207	$ 19,112
Principal payments	$ 75,000		415,000			$ 25,000	$ 55,000
Interest expense			$ 396,863	$ 38,680
Warrant term	5 years		5 years	5 years 6 months	6 years	5 years 6 months
2015 Notes [Member] | Accredited Investors [Member]
Interest expense				$ 0
May-Sep Notes [Member] | Accredited Investors [Member]
Notes issued			$ 2,780,005
Warrants issued			3,971,436
Warrant exercise price			$ .50
Proceeds from note issuance			$ 2,780,005
Placement agent fee			$ 142,400
May-Sep Notes [Member] | Accredited Investors [Member] | Placement Agent [Member]
Warrants issued			406,859
Warrant exercise price			$ .50
Warrant term			5 years
Fair value, warrants issued			$ 39,108
Accredited Investors [Member] | 2014 Notes [Member]
Notes issued			1,998,500
Marketable securities received			$ 47,916
Maturity term			1 year
Note interest rate			8.00%
Amended notes			$ 2,198,416
Accredited Investors [Member] | 2015 Notes [Member]
Notes issued			2,000,000
Interest expense			$ 125,449
Warrant exercise price			$ .50
Placement agent fee			$ 32,000
Convertible note, conversion price			$ .35
Accredited Investors [Member] | 2014 Notes [Member]
Notes issued			$ 200,000
Stockholder [Member]
Notes issued		$ 150,000
Maturity term		2 months
Note interest rate		12.00%
Accrued interest			20,218
Convertible notes payable - short term			$ 75,000
Stockholder [Member] | NoteDefault [Member]
Note interest rate			16.00%
Warrant [Member] | May-Sep Notes [Member] | Accredited Investors [Member]
Proceeds from note issuance			$ 358,255
Convertible Notes Payable [Member] | May-Sep Notes [Member] | Accredited Investors [Member]
Proceeds from note issuance			2,421,750
Conversion feature			$ 490,340